Subsequent events (Details Narrative) - USD ($)						1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Oct. 07, 2024	Oct. 01, 2024	Jul. 31, 2024	Jun. 05, 2024	Jun. 04, 2024	Oct. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Preferred stock exchanged for convertible notes								$ 7,831,000				$ 7,831,000
Debt conversion principal balance											$ 6,510,000	6,510,000
Gain on extinguishment of debt												1,300,000
Number of shares issued, value							$ 392,000	$ 649,000	$ 651,000			1,396,000	$ 199,000
Long term debt							$ 8,155,000			8,155,000		$ 8,042,000
Common Stock [Member]
Preferred stock exchanged for convertible notes, shares								297,000				297,000
Preferred stock exchanged for convertible notes
Shares issued for conversion of debt							757,000
Shares new issues							442,000	141,000	135,000			343,000	10,000
Number of shares issued, value
Series B Preferred Stock [Member]
Preferred stock, shares authorized												100,000,000	100,000,000
Preferred stock, par value												$ 0.0001	$ 0.0001
Series F Preferred Stock [Member] | Subsequent Event [Member]
Preferred stock, shares authorized	70,000,000.0
Series F Preferred Stock [Member] | Subsequent Event [Member] | Beeline Financial Holdings Inc [Member]
Number of shares acquired	69,482,229
Beeline Financial Holdings Inc [Member]
Preferred stock exchanged for convertible notes												$ 5,206,763
Debt conversion principal balance					$ 23,228,052
Accrued interest payable					1,585,958		$ 0			0		$ 965,378
Convertible note					24,814,011
Gain on extinguishment of debt					$ 11,344,207					11,344,207
Shares new issues												0
Number of shares issued, value										1,917,141
Long term debt												$ 300,000
Invested										$ 96,500
Preferred stock, shares authorized							3,282,896			3,282,896		3,282,896	3,282,896
Preferred stock, par value							$ 0.00001			$ 0.00001		$ 0.00001	$ 0.00001
Dividends declared or accrued							$ 0			$ 0		$ 0	$ 0
Beeline Financial Holdings Inc [Member] | Magic Blocks Inc [Member]
Shares new issues			4,285,000
Invested			$ 96,500
Beeline Financial Holdings Inc [Member] | Forecast [Member] | Magic Blocks Inc [Member]
Shares new issues			4,285,000
Invested			$ 96,500
Beeline Financial Holdings Inc [Member] | Convertible Debt [Member] | Forecast [Member]
Long term debt						$ 300,000
Principal amount						$ 3,600,000
Debt instrument, maturity date						Sep. 05, 2025
Monthly installments						$ 440,328
Unamortized debt discount						1,000,000
Beeline Financial Holdings Inc [Member] | Common Stock [Member]
Preferred stock exchanged for convertible notes, shares										7,333,207
Preferred stock exchanged for convertible notes
Shares issued for conversion of debt										7,333,207
Share price					$ 1.50
Shares new issues										1,278,055
Number of shares issued, value										$ 13
Beeline Financial Holdings Inc [Member] | Common Stock [Member] | 2024 Convertible Notes [Member]
Shares new issues										1,605,935
Number of shares issued, value										$ 2,408,902
Beeline Financial Holdings Inc [Member] | Subsequent Event [Member] | Convertible Debt [Member]
Long term debt						300,000
Principal amount						$ 3,600,000
Debt instrument, maturity date						Sep. 05, 2025
Monthly installments						$ 440,328
Unamortized debt discount						$ 1,000,000
Beeline Financial Holdings Inc [Member] | Subsequent Event [Member] | Common Stock [Member] | 2024 Convertible Notes Issued [Member]
Share price		$ 1.50
Sale of stock, shares		491,761
Beeline Financial Holdings Inc [Member] | Subsequent Event [Member] | Common Stock [Member] | 2024 Convertible Notes Issued [Member] | Beeline Financial Holdings Inc [Member]
Sale of stock, shares		327,880
Beeline Financial Holdings Inc [Member] | Convertible Notes [Member] | Subsequent Event [Member]
Accrued interest payable					$ 1,585,958
Convertible note					24,814,011
Gain on extinguishment of debt					$ 11,344,207
Beeline Financial Holdings Inc [Member] | Convertible Notes [Member] | Subsequent Event [Member] | Common Stock [Member]
Shares issued for conversion of debt					7,333,207
Debt conversion principal balance					$ 23,228,052
Share price					$ 1.50
Beeline Financial Holdings Inc [Member] | Series A Preferred Stock [Member]
Preferred stock exchanged for convertible notes, shares										75,700		224,950
Preferred stock exchanged for convertible notes										$ 1,750,079		$ 5,206,559
Beeline Financial Holdings Inc [Member] | Series B Preferred Stock [Member]
Share price					$ 1.50
Preferred stock, par value							$ 0.00001			$ 0.00001
Beeline Financial Holdings Inc [Member] | Series B Preferred Stock [Member] | Subsequent Event [Member]
Preferred stock, shares authorized					3,110,636
Preferred stock, par value					$ 0.00001
Preferred stock, conversion basis					(a) the price per share of Common Stock resulting from dividing (x) $25,000,000 by (y) the Fully Diluted Capitalization immediately prior to such conversion; (b) the Mandatory Debentures Conversion Price; and (c) a 25% discount to the five-day VWAP of the Common Stock prior to the date that is 366 days after the closing of a Qualified Offering or Qualified Event, subject to a floor price of $0.25 per share.
Beeline Financial Holdings Inc [Member] | Series B Preferred Stock [Member] | Convertible Notes [Member] | Subsequent Event [Member]
Shares issued for conversion of debt					1,646,157
Share price					$ 1.50
Beeline Financial Holdings Inc [Member] | Series F Preferred Stock [Member] | Subsequent Event [Member] | Beeline Financial Holdings Inc [Member]
Number of shares acquired	69,482,229
Beeline Financial Holdings Inc [Member] | Series F One Preferred Stock One [Member] | Subsequent Event [Member] | Beeline Financial Holdings Inc [Member]
Number of shares acquired	517,771
2022 Subordinated Convertible Promissory Notes [Member] | Beeline Financial Holdings Inc [Member]
Debt description										i) the Company received cash proceeds from the sale of 2022 Convertible Notes of $3,442,219, ii) Series A preferred shares investors exchanged 75,700 shares of Series A preferred stock for 2022 Convertible Notes having principal amounts totaling $1,750,079, iii) the Company issued a Convertible Note in the amount of $150.00 for future services to be rendered, which as of September 30, 2024 is included reflected in prepaid expenses on the accompanying unaudited consolidated balance sheet, and iv) the Company issued a Convertible Note in the amount of $10,000 for accrued interest		) the Company received cash proceeds from the sale of 2022 Convertible Notes of $3,442,219, ii) Series A preferred shares investors exchanged 75,700 shares of Series A preferred stock for 2022 Convertible Notes having principal amounts totaling $1,750,079, iii) the Company issued a Convertible Note in the amount of $150.000 for future services to be rendered, and iv) the Company issued a Convertible Note in the amount of $10,000 for accrued interest.
Convertible note												$ 13,439,516	$ 4,436,238
Proceeds from issuance of convertible debt										$ 17,875,754
2022 Subordinated Convertible Promissory Notes [Member] | Beeline Financial Holdings Inc [Member] | Series A Preferred Stock [Member]
Principal amount							$ 1,750,079			$ 1,750,079
Two Thousands Twenty Two Convertible Notes [Member] | Beeline Financial Holdings Inc [Member]
Proceeds from the sale of convertible notes												$ 3,442,219
Two Thousands Twenty Two Convertible Notes [Member] | Beeline Financial Holdings Inc [Member] | Series A Preferred Stock [Member]
Preferred stock exchanged for convertible notes, shares												75,700
Preferred stock exchanged for convertible notes												$ 1,750,079
2024 Convertible Notes [Member] | Beeline Financial Holdings Inc [Member] | Debenture Agreement [Member]
Proceeds from issuance of convertible debt				$ 3,300,000
Cash				2,519,000
Original issue discount and fees				$ 781,000
Interest rate				10.00%
2024 Convertible Notes [Member] | Beeline Financial Holdings Inc [Member] | Subsequent Event [Member] | Debenture Agreement [Member]
Proceeds from issuance of convertible debt				$ 3,300,000
Cash				2,519,000
Original issue discount and fees				$ 781,000
Interest rate				10.00%
2024 Convertible Notes [Member] | Beeline Financial Holdings Inc [Member] | Series B Preferred Stock [Member] | Subsequent Event [Member] | Debenture Agreement [Member]
Shares new issues				740,496
Number of shares issued, value				$ 770,843